Tangible Fixed Assets, Vessels Under Construction and Vessel Held Under Finance Lease (Table)	12 Months Ended
Dec. 31, 2017
Tangible Fixed Assets, Vessels Under Construction and Vessel Held Under Finance Lease
Schedule of movements in tangible fixed assets, vessels under construction and vessel held under finance lease

	Vessels	Office property and other tangible assets	Total tangible fixed assets	Vessels under construction	Vessel held under finance lease
Cost
As of January 1, 2016	3,619,255	12,315	3,631,570	178,405	—
Additions	5,717	2,260	7,977	742,998	714
Sale and leaseback (Note 7)	(234,650)	—	(234,650)	—	227,809
Transfer from vessels under construction	825,047	—	825,047	(825,047)	—
Fully amortized fixed assets	(2,520)	(74)	(2,594)	—	—

As of December 31, 2016	4,212,849	14,501	4,227,350	96,356	228,523

Additions	7,517	5,514	13,031	70,299	—
Fully amortized fixed assets	(2,500)	(791)	(3,291)	—	—

As of December 31, 2017	4,217,866	19,224	4,237,090	166,655	228,523

Accumulated depreciation
As of January 1, 2016	228,531	2,769	231,300	—	—
Depreciation	115,790	648	116,438	—	6,519
Sale and leaseback (Note 7)	(6,841)	—	(6,841)	—	—
Fully amortized fixed assets	(2,520)	(74)	(2,594)	—	—

As of December 31, 2016	334,960	3,343	338,303	—	6,519

Depreciation	128,355	1,157	129,512	—	7,675
Fully amortized fixed assets	(2,500)	(791)	(3,291)	—	—

As of December 31, 2017	460,815	3,709	464,524	—	14,194

Net book value
As of December 31, 2016	3,877,889	11,158	3,889,047	96,356	222,004

As of December 31, 2017	3,757,051	15,515	3,772,566	166,655	214,329

Schedule of vessels under construction

	As of December 31,
	2016	2017
Progress shipyard installments	91,375	153,116
Onsite supervision costs	4,915	10,570
Critical spare parts, equipment and other vessel delivery expenses	66	2,969

Total	96,356	166,655